Trade and other payables (Details) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Suppliers		$ 6,878,510	$ 5,088,957
Partners' advances		874,010	880,420
Withholding tax		246,867	376,169
Related parties (Note 29)		116,418	129,520
Insurance and reinsurance		211,883	121,555
Agreements in transport contracts	[1]	210,196	91,324
Deposits received from third parties		49,158	25,523
Dividends payable		84,657	3,723
Various creditors		304,613	280,485
Trade and other payables		8,976,312	6,997,676
Current		8,945,790	6,968,207
Non-current		30,522	29,469
Trade and other payables		$ 8,976,312	$ 6,997,676

[1]	Corresponds to the value of debt from agreements in transport contracts of oil pipelines and poliducts, impacted by volumetric adjustments, compensation for quality and other inventory management agreements.